Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	$ 2,812,746	$ 2,807,730
Acquisitions	241,623
Other	249	5,016
Goodwill, Ending Balance	3,054,618	2,812,746
U.S. Retail Coffee [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,635,366	1,635,413
Acquisitions	84,845
Other	86	(47)
Goodwill, Ending Balance	1,720,297	1,635,366
U.S. Retail Consumer Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,036,167	1,034,395
Acquisitions	0
Other	(925)	1,772
Goodwill, Ending Balance	1,035,242	1,036,167
International, Foodservice, and Natural Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	141,213	137,922
Acquisitions	156,778
Other	1,088	3,291
Goodwill, Ending Balance	$ 299,079	$ 141,213